COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2016
COMPREHENSIVE LOSS
COMPREHENSIVE LOSS

NOTE 4-COMPREHENSIVE LOSS

Total Comprehensive Loss for the years ended December 31, 2016, 2015 and 2014 consisted of the following:

	Years ended December 31,
	2016	2015	2014
	(Restated)
	(in thousands)
Net income (loss)	$132	$(27,158)	$(30,264)
Other comprehensive loss
Unrealized gain (loss) from available-for-sale investments	—	(673)	673
Net Change in Foreign currency translation	532	(1,611)	(2,781)

Total comprehensive income (loss)	664	(29,442)	(32,372)

Comprehensive loss attributable to non-controlling interests(1)	158	—	—

Comprehensive income (loss) attributable to UTStarcom Holdings Corp	$822	$(29,442)	$(32,372)

(1)	Comprehensive loss attributable to non-controlling interests consisted solely of net loss.